UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

FLEXIBLE INCOME PORTFOLIO
July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                          (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 99.7%

   EQUITY FUNDS -- 24.5%

   1,992,826   WM Equity Income Fund ............  $    40,634
   3,051,808   WM Growth & Income Fund ..........       77,119
   3,129,694   WM Growth Fund ...................       52,297
   1,552,763   WM Mid Cap Stock Fund ............       30,574
     602,330   WM REIT Fund .....................       11,137
     705,192   WM Small Cap Growth Fund+ ........       10,366
     888,170   WM Small Cap Value Fund ..........       11,475
     264,283   WM West Coast Equity Fund ........       10,466
                                                   -----------
               Total Equity Funds
                  (Cost $182,328) ...............      244,068
                                                   -----------

   FIXED INCOME FUNDS -- 75.2%

   7,914,481   WM High Yield Fund ...............       65,770
  25,022,965   WM Income Fund ...................      232,213
  50,521,553   WM Short Term Income Fund ........      117,715
  31,122,103   WM U.S. Government Securities Fund      332,695
                                                   -----------
               Total Fixed Income Funds
                  (Cost $748,450) ...............      748,393
                                                   -----------
               Total Investment Company Securities
                  (Cost $930,778) ...............      992,461
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
    -------

 REPURCHASE AGREEMENT -- 0.2%
   (Cost $2,279)
$      2,279   Agreement with Morgan Stanley,
                  3.250% dated 07/29/2005, to be
                  repurchased at $2,280,000 on
                  08/1/2005  (Collateralized by
                  U.S. Treasury Note, 3.375% due
                  01/15/2012, market value
                  $2,344,000). ..................        2,279
                                                   -----------
TOTAL INVESTMENTS (Cost $933,057*) ........  99.9%     994,740
OTHER ASSETS (LIABILITIES) (NET) ..........   0.1        1,285
                                            -----  -----------
NET ASSETS ................................ 100.0% $   996,025
                                            =====  ===========

------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


CONSERVATIVE BALANCED PORTFOLIO
July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                          (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 99.7%

   EQUITY FUNDS -- 42.0%

   2,173,976   WM Equity Income Fund ............  $    44,327
   2,482,531   WM Growth & Income Fund ..........       62,734
   2,764,563   WM Growth Fund ...................       46,196
   2,453,992   WM International Growth Fund .....       24,982
   1,127,740   WM Mid Cap Stock Fund ............       22,205
     720,216   WM REIT Fund .....................       13,317
     421,466   WM Small Cap Growth Fund+ ........        6,195
     740,556   WM Small Cap Value Fund ..........        9,568
     433,993   WM West Coast Equity Fund ........       17,186
                                                   -----------
               Total Equity Funds
                  (Cost $198,028) ...............      246,710
                                                   -----------

   FIXED INCOME FUNDS -- 57.7%

   3,823,969   WM High Yield Fund ...............       31,777
  11,128,302   WM Income Fund ...................      103,271
  14,158,402   WM Short Term Income Fund ........       32,989
  16,041,930   WM U.S. Government Securities Fund      171,488
                                                   -----------
               Total Fixed Income Funds
                  (Cost $340,637) ...............      339,525
                                                   -----------
               Total Investment Company Securities
                  (Cost $538,665) ...............      586,235
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.2%
   (Cost $1,041)
$      1,041   Agreement with Morgan Stanley,
                  3.250% dated 07/29/2005, to be
                  repurchased at $1,041,000 on
                  08/01/2005 (Collateralized by
                  U.S. Treasury Note, 3.375% due
                  01/15/2012, market value
                  $1,071,000) ...................        1,041
                                                   -----------
TOTAL INVESTMENTS (Cost $539,706*) ........  99.9%     587,276
OTHER ASSETS (LIABILITIES) (NET) ..........   0.1          742
                                            -----  -----------
NET ASSETS ................................ 100.0% $   588,018
                                            =====  ===========

-------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.




                    See Notes to Portfolio of Investments.                     1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                          (000S)
    -------                                          -----

 INVESTMENT COMPANY SECURITIES -- 98.3%

   EQUITY FUNDS -- 63.9%

  23,049,799   WM Equity Income Fund ............  $   469,986
  25,103,490   WM Growth & Income Fund ..........      634,365
  31,940,509   WM Growth Fund ...................      533,726
  24,377,416   WM International Growth Fund .....      248,162
  12,777,806   WM Mid Cap Stock Fund ............      251,595
   8,110,385   WM REIT Fund .....................      149,961
   5,302,944   WM Small Cap Growth Fund+ ........       77,953
   8,804,399   WM Small Cap Value Fund ..........      113,753
   5,173,783   WM West Coast Equity Fund ........      204,882
                                                   -----------
               Total Equity Funds
                  (Cost $2,172,198) .............    2,684,383
                                                   -----------

   FIXED INCOME FUNDS -- 34.4%

  23,638,166   WM High Yield Fund ...............      196,433
  47,845,222   WM Income Fund ...................      444,004
  16,977,859   WM Short Term Income Fund ........       39,558
  71,570,433   WM U.S. Government Securities Fund      765,088
                                                   -----------
               Total Fixed Income Funds
                  (Cost $1,438,139) .............    1,445,083
                                                   -----------
               Total Investment Company Securities
                  (Cost $3,610,337) .............    4,129,466
                                                   -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 1.7%
   (Cost $71,092)
$     71,092   Agreement with Morgan Stanley,
                  3.250% dated 07/29/2005, to be
                  repurchased at $71,111,000 on
                  08/01/2005 (Collateralized by
                  U.S. Treasury Note, 3.375% due
                  01/15/2012, market value
                  $73,133,000) ..................       71,092
                                                   -----------
TOTAL INVESTMENTS (Cost $3,681,429*) .....  100.0%   4,200,558
OTHER ASSETS (LIABILITIES) (NET) .........    0.0         (206)
                                            -----  -----------
NET ASSETS ...............................  100.0% $ 4,200,352
                                            =====  ===========

--------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


CONSERVATIVE GROWTH PORTFOLIO
July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                          (000S)
    -------                                          -----

 INVESTMENT COMPANY SECURITIES -- 100.0%

   EQUITY FUNDS -- 83.8%

  21,368,507   WM Equity Income Fund ............  $   435,704
  26,443,179   WM Growth & Income Fund ..........      668,219
  33,597,282   WM Growth Fund ...................      561,411
  25,528,561   WM International Growth Fund .....      259,881
  13,356,123   WM Mid Cap Stock Fund ............      262,982
   8,126,619   WM REIT Fund .....................      150,261
   5,813,577   WM Small Cap Growth Fund+ ........       85,460
   9,689,020   WM Small Cap Value Fund ..........      125,182
   5,670,846   WM West Coast Equity Fund ........      224,565
                                                   -----------
               Total Equity Funds
                  (Cost $2,286,234) .............    2,773,665
                                                   -----------

   FIXED INCOME FUNDS -- 16.2%

  14,768,944   WM High Yield Fund ...............      122,730
  13,410,891   WM Income Fund ...................      124,453
  26,965,780   WM U.S. Government Securities Fund      288,264
                                                   -----------
               Total Fixed Income Funds
                  (Cost $525,580) ...............      535,447
                                                   -----------
               Total Investment Company Securities
                  (Cost $2,811,814) .............    3,309,112
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.1%
   (Cost $2,554)
$      2,554   Agreement with Morgan Stanley,
                  3.250% dated 07/29/2005, to be
                  repurchased at $2,555,000 on
                  08/01/2005 (Collateralized by
                  U.S. Treasury Note, 3.375% due
                  01/15/2012, market value
                  $2,627,000) ...................        2,554
                                                   -----------
TOTAL INVESTMENTS (Cost $2,814,368*) .....  100.1%   3,311,666
OTHER ASSETS (LIABILITIES) (NET) .........   (0.1)      (1,918)
                                            -----  -----------
NET ASSETS ...............................  100.0% $ 3,309,748
                                            =====  ===========

-----------------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.




2                       See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

STRATEGIC GROWTH PORTFOLIO
July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                          (000S)
    -------                                          -----

 INVESTMENT COMPANY SECURITIES -- 99.9%

   EQUITY FUNDS -- 95.2%

  13,182,649   WM Equity Income Fund ............  $   268,794
  18,471,875   WM Growth & Income Fund ..........      466,784
  20,398,623   WM Growth Fund ...................      340,861
  17,447,023   WM International Growth Fund .....      177,611
  10,624,744   WM Mid Cap Stock Fund ............      209,201
   4,819,337   WM REIT Fund .....................       89,110
   4,108,138   WM Small Cap Growth Fund+ ........       60,390
   6,325,116   WM Small Cap Value Fund ..........       81,720
   4,246,809   WM West Coast Equity Fund ........      168,174
                                                   -----------
               Total Equity Funds
                  (Cost $1,580,423) .............    1,862,645
                                                   -----------

   FIXED INCOME FUND -- 4.7%

  11,168,774   WM High Yield Fund ...............       92,812
                                                   -----------
               Total Fixed Income Fund
                  (Cost $88,565) ................       92,812
                                                   -----------
               Total Investment Company Securities
                  (Cost $1,668,988) .............    1,955,457
                                                   -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.2%
   (Cost $2,875)
$      2,875   Agreement with Morgan Stanley,
                  3.250% dated 07/29/2005, to be
                  repurchased at $2,876,000 on
                  08/01/2005  (Collateralized by
                  U.S. Treasury Note, 3.375% due
                  01/15/2012, market value
                  $2,958,000) ...................        2,875
                                                   -----------
TOTAL INVESTMENTS (Cost $1,671,863*) .....  100.1%   1,958,332
OTHER ASSETS (LIABILITIES) (NET) .........   (0.1)      (1,340)
                                            -----  -----------
NET ASSETS ...............................  100.0% $ 1,956,992
                                            =====  ===========

----------------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.




                    See Notes to Portfolio of Investments.                     3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS
--------------------------------------------------------------------------------


1. VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.


2. UNREALIZED APPRECIATION/(DEPRECIATION)

At July 31, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:



                                                                         (IN THOUSANDS)
                                             -------------------------------------------------------------------------
                                              FLEXIBLE     CONSERVATIVE                 CONSERVATIVE      STRATEGIC
                                               INCOME        BALANCED      BALANCED        GROWTH          GROWTH
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                             -----------   -----------    ----------     -----------     ----------
Tax basis unrealized appreciation .........  $    69,033   $    51,380    $  527,045     $   500,045     $  286,469
Tax basis unrealized depreciation .........       (7,350)       (3,810)       (7,916)         (2,747)            --
                                             -----------   -----------    ----------     -----------     ----------
Net tax basis unrealized appreciation .....  $    61,683   $    47,570    $  519,129     $   497,298     $  286,469
                                             ===========   ===========    ==========     ===========     ==========



3.   UNDERLYING FUNDS

The WM Group of Funds N-Q report, which is available online at sec.gov or by calling 800-222-5852, contains more information regarding the Underlying Funds.

                                                                               4